Note P - Income Taxes (Details) - Components of Deferred Taxes (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current asset:
Accrued compensation	$ 128,000	$ 119,000
Accounts receivable allowance	8,000	156,000
Non-current asset (liability):
Stock-based compensation	336,000
Basis differences in fixed assets	(10,000)	(21,000)
Basis differences in intangible assets	(77,000)	31,000
Net operating loss carryforwards	16,143,000	15,912,000
Valuation allowances	$ (16,528,000)	$ (16,197,000)